MFS Growth Fund (Prospectus Summary): | MFS Growth Fund
MFS® Growth Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 29, 2011.

MFS® Growth Fund

 Effective immediately, the ticker symbol chart located on the front cover is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MFEGX
Class B	MEGBX
Class C	MFECX
Class I	MFEIX
Class W	MFEWX
Class R1	MFELX
Class R2	MEGRX
Class R3	MFEHX
Class R4	MFEJX

Effective immediately, the sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. They have been adjusted to reflect certain current fee arrangements. The annual fund operating expenses for Class W shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 7 of the fund’s prospectus and “Waivers of Sales Charges” on page 13 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Growth Fund	A		B	C	I	R4
Shareholder Fees, Column Name	A		B	C	I AND W	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Growth Fund	A	B	C	I	W	R1	R2	R3	R4
Operating Expenses, Column Name	A	B	C	I	W	R1	R2	R3	R4
Management Fee	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.10%	1.00%	0.50%	0.25%	none
Other Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual FundOperating Expenses	1.20%	1.95%	1.95%	0.95%	1.05%	1.95%	1.45%	1.20%	0.95%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Growth Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	690	934	1,197	1,946
B	Class B Shares assuming redemption at end of period	598	912	1,252	2,080
C	Class C Shares assuming redemption at end of period	298	612	1,052	2,275
I	Class I Shares	97	303	526	1,166
W	Class W Shares	107	334	579	1,283
R1	Class R1 Shares	198	612	1,052	2,275
R2	Class R2 Shares	148	459	792	1,735
R3	Class R3 Shares	122	381	660	1,455
R4	Class R4 Shares	97	303	526	1,166

Expense Example, No Redemption MFS Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	198	612	1,052	2,080
C	Class C Shares assuming no redemption at end of period	198	612	1,052	2,275